INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Carry-forwards losses and credits	$ 36,314	$ 19,205
Capital losses carry-forwards	94	90
Research and development expenses	2,521	1,932
Deferred revenues	10,345	8,043
Intangible assets	8,037
Share-based compensation	11,547	8,841
Operating lease liability	1,351	1,400
Accruals and other	3,695	1,783
Deferred tax assets before valuation allowance	73,904	41,294
Less: Valuation allowance	19,591	1,299
Total deferred tax assets	54,313	39,995
Deferred tax liabilities:
Intangible assets	1,606	1,950
Convertible senior notes	8,724	10,786
Deferred commission	8,251	6,463
Operating lease ROU asset	1,254	1,308
Property and equipment and other	1,669	471
Deferred tax liabilities	21,504	20,978
Net deferred tax assets	$ 32,809	$ 19,017